Convertible Senior Notes - Summary of Carying Amount of the Convertible Notes (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Less: unamortized discount and debt issuance costs	$ (15)	¥ (110)	¥ (144)
iQIYI Convertible Notes [Member]
Debt Instrument [Line Items]
Principal	1,118	8,161	10,801
Less: unamortized discount and debt issuance costs	(59)	(432)	(145)
Net carrying amount	$ 1,177	¥ 8,593	¥ 10,946